Leases - Maturity analysis (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Payments Finance Leases
2020	$ 31,657
2021	23,151
2022	16,522
2023	8,064
2024 and thereafter	1,848
Total minimum lease payments	81,242
Less: amount representing interest	(4,964)
Carrying amount of minimum lease payments	76,278
Less: current portion of leases	(29,206)
Finance lease obligations (capital lease obligations as at December 31, 2018)	47,072
Payments Operating Leases
2020	4,714
2021	4,679
2022	3,683
2023	2,199
2024 and thereafter	11,353
Total minimum lease payments	26,628
Less: amount representing interest	(5,119)
Carrying amount of minimum lease payments	21,509
Less: current portion of capital leases	(3,799)
Operating lease liabilities	17,710
Receipts Operating Leases
2020	3,052
2021	3,052
2022	2,150
2023	999
2024 and thereafter	0
Total minimum lease payments	$ 9,253